Regulatory Matters (Capital Adequacy Ratios of MHFG MHBK and MHTB) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Buffer ranging percentage	0.625%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	0.25% [1]

[1]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.